Earnings Per Share (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0
Share price	$ 33.00	$ 33.00
Common Stock, Dividend Rate, Percentage		50.00%